Consolidated Balance Sheet (Parenthetical) - $ / shares	Jan. 31, 2025	Jan. 31, 2024
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	196.67	23
Preferred stock, shares outstanding	196.67	23
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common stock, shares issued	261,463,225	214,647,732
Common stock, shares outstanding	261,463,225	214,647,732